SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 24,601	$ 24,276	$ 25,282	$ 21,689	$ 21,911	$ 23,705	$ 27,156	$ 25,290	$ 19,636	$ 93,158	$ 95,787	$ 140,714
Net income (loss)	(17,639)	(28,630)	2,290	(6,301)	17,460	10,612	36,421	9,993	(23,702)	(15,181)	33,324	210,580
Net income (loss) attributable to common stockholders	$ (17,972)	$ (28,586)	$ 772	$ (6,249)	$ 16,781	$ 10,694	$ 36,497	$ 10,036	$ (23,681)	$ (17,282)	$ 33,546	$ 210,644
Net (loss) income per common share, basic and diluted (in dollars per share)	$ (0.27)	$ (0.43)	$ 0.01	$ (0.09)	$ 0.25	$ 0.19	$ 0.67	$ 0.16	$ (0.38)	$ (0.26)	$ 0.57	$ 3.77
Distributions declared per common share (in dollars per share)	$ 0.008600		$ 0.009000	$ 0.009000	$ 0.008600	$ 2.950	$ 0.016	$ 0.016	$ 0.016	$ 0.03	$ 3.00	$ 3.89